Plan Description (Details) - EBP 017		12 Months Ended
	Apr. 01, 2025 USD ($)	Dec. 31, 2025 USD ($) people stock year class fund hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum number of people on the committee | people		3
Assets transferred into plan | $	$ 255,000,000	$ 254,534,232	$ 0
Minimum age to participate | year		18
Contribution percentage multiples		1.00%
Minimum contribution percentage		1.00%
Maximum contribution as a percentage of annual eligible compensation		75.00%
Requisite service period for eligibility		1 year
Number of hours of service for eligibility | hour		1,000
Employer contribution matching percentage		100.00%
Percentage of compensation eligible for employer matching		5.00%
Maximum annual match per participant | $		$ 17,500	$ 17,250
Employer contribution vesting percentage		100.00%
Participant contribution vesting percentage		100.00%
Maximum percentage of eligible compensation that may be invested in company stock		20.00%
Diversified Bond Fund | Minimum
EBP, Description of Plan [Line Items]
Maturity period		3 years 6 months
Diversified Bond Fund | Maximum
EBP, Description of Plan [Line Items]
Maturity period		6 years
Diversified Bond Fund | Loomis Sayles
EBP, Description of Plan [Line Items]
Investment manager percentage		50.00%
Diversified Bond Fund | Dodge & Cox
EBP, Description of Plan [Line Items]
Investment manager percentage		50.00%
Emerging Markets Fund
EBP, Description of Plan [Line Items]
Number of stocks included in index | stock		3,500
International Equity Index Fund
EBP, Description of Plan [Line Items]
Number of stocks included in index | stock		3,800
Investment market cap percentage		70.00%
International Equity Index Fund | Maximum | U.S.
EBP, Description of Plan [Line Items]
Percentage of amount invested to total assets		20.00%
International Equity Index Fund | First Eagle
EBP, Description of Plan [Line Items]
Investment manager percentage		25.00%
International Equity Index Fund | American Funds
EBP, Description of Plan [Line Items]
Investment manager percentage		23.00%
International Equity Index Fund | Vanguard
EBP, Description of Plan [Line Items]
Investment manager percentage		22.00%
International Equity Index Fund | Hartford
EBP, Description of Plan [Line Items]
Investment manager percentage		20.00%
International Equity Index Fund | Allspring Global Investments
EBP, Description of Plan [Line Items]
Investment manager percentage		10.00%
Large Cap Core Fund | Columbia Threadneedle
EBP, Description of Plan [Line Items]
Investment manager percentage		25.00%
Large Cap Core Fund | T. Rowe Price
EBP, Description of Plan [Line Items]
Investment manager percentage		20.00%
Large Cap Core Fund | Barrow Hanley
EBP, Description of Plan [Line Items]
Investment manager percentage		15.00%
Large Cap Core Fund | MFS
EBP, Description of Plan [Line Items]
Investment manager percentage		20.00%
Large Cap Core Fund | Wellington
EBP, Description of Plan [Line Items]
Investment manager percentage		20.00%
Real Asset Index Fund
EBP, Description of Plan [Line Items]
Number of asset classes | class		5
Real Asset Index Fund, Bloomberg Roll Select Commodity Index
EBP, Description of Plan [Line Items]
Investment index allocation percentage		25.00%
Real Asset Index Fund, S&P Global Large Midcap Commodity and Resources Index
EBP, Description of Plan [Line Items]
Investment index allocation percentage		25.00%
Real Asset Index Fund, Dow Jones U.S. Select REIT Index
EBP, Description of Plan [Line Items]
Investment index allocation percentage		15.00%
Real Asset Index Fund, Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index
EBP, Description of Plan [Line Items]
Investment index allocation percentage		25.00%
Real Asset Index Fund, S&P Global Infrastructure Index
EBP, Description of Plan [Line Items]
Investment index allocation percentage		10.00%
Small Mid Cap Core Fund | EARNEST Partners Small Cap Value
EBP, Description of Plan [Line Items]
Investment manager percentage		20.00%
Small Mid Cap Core Fund | MFS Mid Cap Value Equity
EBP, Description of Plan [Line Items]
Investment manager percentage		20.00%
Small Mid Cap Core Fund | Snyder Capital Mgt Small/Mid Cap Value
EBP, Description of Plan [Line Items]
Investment manager percentage		25.00%
Small Mid Cap Core Fund | Baron Discovery Strategy
EBP, Description of Plan [Line Items]
Investment manager percentage		20.00%
Small Mid Cap Core Fund | DF Dent Mid Cap Growth
EBP, Description of Plan [Line Items]
Investment manager percentage		15.00%
Target Date Funds
EBP, Description of Plan [Line Items]
Number of funds | fund		10
Fund increment period		5 years
U.S. Bond Index Fund | Bonds
EBP, Description of Plan [Line Items]
Percentage of amount invested to total assets		80.00%
U.S. Bond Index Fund | Minimum
EBP, Description of Plan [Line Items]
Maturity period		5 years
U.S. Bond Index Fund | Maximum
EBP, Description of Plan [Line Items]
Maturity period		10 years